UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)

Common Stocks 95.9%
Australia 6.6%
AGL Energy Ltd.	13,749	143,266
Alumina Ltd.	39,127	35,599
Amcor Ltd.	26,796	83,031
AMP Ltd.	65,283	213,941
Aristocrat Leisure Ltd.	11,798	27,923
ASX Ltd.	6,107	124,880
Australia & New Zealand Banking Group Ltd.	59,929	658,429
AXA Asia Pacific Holdings Ltd.	25,507	60,496
Bendigo and Adelaide Bank Ltd.	6,301	35,978
BHP Billiton Ltd.	98,336	2,191,791
Billabong International Ltd.	3,349	19,838

BlueScope Steel Ltd.	27,481	49,300
Boral Ltd.	20,006	50,377
Brambles Ltd.	42,909	143,618
Caltex Australia Ltd.	3,811	23,674
CFS Retail Property Trust (REIT)	52,679	59,759
Coca-Cola Amatil Ltd.	20,213	121,935
Cochlear Ltd.	1,919	66,975
Commonwealth Bank of Australia	43,107	1,044,175
Computershare Ltd.	14,173	86,649
Crown Ltd.	16,216	71,250
CSL Ltd.	18,541	419,523
CSR Ltd.	34,545	28,929
Dexus Property Group (REIT)	88,163	46,129
Fairfax Media Ltd. (a)	67,598	47,358
Fortescue Metals Group Ltd.* (a)	47,986	85,587
Foster's Group Ltd.	59,586	209,861
Goodman Fielder Ltd.	5,658	4,120
Goodman Group (REIT)	47,521	10,811
GPT Group (REIT)	176,280	53,590
Harvey Norman Holdings Ltd.	16,119	28,872
Incitec Pivot Ltd.	59,178	87,570
Insurance Australia Group Ltd.	68,457	166,781
Leighton Holdings Ltd.	5,224	70,328
Lend Lease Corp., Ltd.	12,613	57,347
Lion Nathan Ltd.	12,132	68,273
Macquarie Airports	24,810	31,404
Macquarie Group Ltd.	8,714	164,717
Macquarie Infrastructure Group (Units)	87,106	89,334
Macquarie Office Trust (REIT)	6,454	772
Metcash Ltd.	17,900	50,359
Mirvac Group (REIT)	36,951	21,939
National Australia Bank Ltd.	54,799	768,202
Newcrest Mining Ltd.	14,084	319,408
OneSteel Ltd.	24,732	38,877
Orica Ltd.	13,155	135,527
Origin Energy Ltd.	27,323	282,627
OZ Minerals Ltd.	89,203	34,425
Perpetual Ltd.	1,300	24,423
Qantas Airways Ltd.	35,899	43,671
QBE Insurance Group Ltd.	30,434	409,216
Rio Tinto Ltd.	8,861	347,678
Santos Ltd.	18,114	210,947
Sims Metal Management Ltd.	4,389	52,039
Sonic Healthcare Ltd.	11,087	85,611
Stockland (REIT)	45,449	98,321
Suncorp-Metway Ltd.	35,557	148,888
TABCORP Holdings Ltd.	17,223	77,953
Tatts Group Ltd.	31,041	59,809
Telstra Corp., Ltd.	135,053	301,517
Toll Holdings Ltd.	19,277	83,767
Transurban Group (Units)	41,627	135,546
Wesfarmers Ltd.	31,185	407,680
Wesfarmers Ltd. (PPS)	5,865	77,316
Westfield Group (REIT)	62,544	436,404
Westpac Banking Corp.	81,881	1,089,952

Woodside Petroleum Ltd.	14,942	393,359
Woolworths Ltd.	35,882	626,386
WorleyParsons Ltd.	5,139	64,640

(Cost $12,976,506)		13,810,677
Austria 0.4%
Erste Group Bank AG (a)	7,024	120,133
Oesterreichische Elektrizitaetswirtschafts AG "A" (a)	2,960	112,523
OMV AG	5,090	169,218
Raiffeisen International Bank-Holding AG (a)	1,870	52,787
Strabag SE	1,620	31,862
Telekom Austria AG	10,697	161,654
Vienna Insurance Group	1,160	33,363
voestalpine AG	4,050	53,069
Wienerberger AG	3,280	25,875

(Cost $1,229,588)		760,484
Belgium 0.9%
Anheuser-Busch InBev NV	21,882	604,236
Anheuser-Busch InBev NV (VVPR Strip)*	11,072	44
Belgacom SA	5,241	164,155
Colruyt SA	515	118,184
Compagnie Nationale a Portefeuille	1,055	48,994
Delhaize Group	2,938	190,548
Dexia SA	17,794	61,557
Fortis	65,458	120,409
Groupe Bruxelles Lambert SA	2,502	169,831
KBC Groep NV	4,956	80,047
Mobistar SA	744	47,035
Solvay SA	2,149	150,462
UCB SA	3,721	109,753
Umicore	4,821	88,863

(Cost $3,435,238)		1,954,118
Bermuda 0.1%
Frontline Ltd.	1,700	30,498
Seadrill Ltd.	9,100	89,409

(Cost $250,880)		119,907
Denmark 0.9%
A P Moller-Maersk AS "A"	18	78,108
A P Moller-Maersk AS "B"	34	149,346
Carlsberg AS "B"	2,158	89,162
Coloplast AS "B"	812	49,919
Danisco AS	1,655	49,603
Danske Bank AS*	14,086	118,763
DSV AS	6,480	47,734
FLSmidth & Co. AS	1,799	45,969
Jyske Bank AS (Registered)*	1,992	45,522
Novo Nordisk AS "B"	13,113	628,960
Novozymes AS "B"	1,560	112,774
Topdanmark AS*	613	60,531
Trygvesta AS	910	46,190
Vestas Wind Systems AS*	5,724	252,782
William Demant Holding AS*	765	30,899

(Cost $1,352,268)		1,806,262

Finland 1.2%
Elisa Oyj	5,062	73,688
Fortum Oyj	13,836	263,364
Kesko Oyj "B" (a)	2,433	50,437
Kone Oyj "B"	5,420	112,304
Metso Corp. (a)	4,186	49,380
Neste Oil Oyj (a)	4,336	57,627
Nokia Oyj	111,371	1,303,846
Nokian Renkaat Oyj	3,100	36,474
Orion Oyj "B" (a)	2,200	31,830
Outokumpu Oyj (a)	4,200	45,425
Pohjola Bank PLC (a)	2,300	13,545
Rautaruukki Oyj	3,222	51,503
Sampo Oyj "A"	13,271	196,279
SanomaWSOY Oyj	1,621	20,683
Stora Enso Oyj "R"*	19,656	69,596
UPM-Kymmene Oyj (a)	16,218	93,552
Wartsila Oyj (a)	3,517	74,222

(Cost $2,983,639)		2,543,755
France 9.7%
Accor SA	5,914	205,535
Aeroports de Paris	992	52,625
Air France-KLM	5,076	45,233
Air Liquide SA	7,261	589,894
Alcatel-Lucent*	71,866	135,122
Alstom SA	6,587	341,019
Atos Origin SA	2,155	55,250
AXA SA	45,366	550,844
BNP Paribas	24,044	991,011
Bouygues SA	7,496	267,431
Bureau Veritas SA	986	37,280
Cap Gemini SA	4,059	130,752
Carrefour SA	18,589	724,449
Casino Guichard-Perrachon SA	1,306	84,821
Christian Dior SA	1,719	94,489
CNP Assurances	1,552	98,244
Compagnie de Saint-Gobain	11,440	320,152
Compagnie Generale de Geophysique-Veritas*	4,575	52,990
Compagnie Generale des Etablissements Michelin "B"	4,496	166,464
Credit Agricole SA	27,616	303,921
Dassault Systemes SA	2,049	79,673
Electricite de France	6,252	245,532
Eramet	158	34,652
Essilor International SA	6,247	241,560
Eurazeo	695	18,602
Eutelsat Communications	2,223	47,260
France Telecom SA	54,065	1,229,490
GDF Suez	32,112	1,104,082
GDF Suez (VVPR Strip)*	2,982	4
Gecina SA (REIT)	556	21,343
Groupe DANONE	12,797	624,661
Hermes International	1,726	200,520
Icade (REIT)	95	6,731
Imerys SA	1,022	37,348

JC Decaux SA	2,519	28,537
Klepierre (REIT)	3,367	59,277
L'Oreal SA	7,060	486,837
Lafarge SA	3,932	176,526
Lagardere SCA	4,589	128,604
Legrand SA	1,432	24,914
LVMH Moet Hennessy Louis Vuitton SA	7,178	449,974
M6 Metropole Television	416	6,783
Natixis	31,191	53,087
Neopost SA	943	73,073
PagesJaunes Groupe	3,445	29,161
Pernod Ricard SA	5,128	286,619
PPR	2,342	149,853
PSA Peugeot Citroen	5,297	99,912
Publicis Groupe	3,764	96,372
Renault SA	5,743	118,616
Safran SA	6,778	63,007
Sanofi-Aventis	31,006	1,739,986
Schneider Electric SA	6,886	457,187
SCOR	5,089	104,828
Societe BIC SA	1,073	52,676
Societe Generale	13,613	534,554
Societe Television Francaise 1	4,061	31,785
Sodexo	2,959	134,729
Suez Environnement SA*	9,376	137,926
Technip SA	3,621	127,615
Thales SA	3,436	130,252
Total SA	62,509	3,100,188
Unibail-Rodamco (REIT)	2,573	366,091
Valeo SA	2,050	29,909
Vallourec SA	1,971	182,724
Veolia Environnement	11,704	243,897
Vinci SA	12,940	479,289
Vivendi	34,275	905,636
Wendel	1,166	30,745
Zodiac SA	1,383	35,067

(Cost $23,120,351)		20,295,220
Germany 7.4%
Adidas AG	6,146	204,993
Allianz SE (Registered)	13,275	1,118,329
BASF SE	27,048	821,086
Bayer AG	22,396	1,072,911
Bayerische Motoren Werke (BMW) AG	10,379	301,166
Beiersdorf AG	3,087	138,817
Celesio AG	3,525	64,965
Commerzbank AG (a)	22,801	122,178
Daimler AG (Registered) (a)	26,425	671,709
Deutsche Bank AG (Registered) (b)	15,890	646,329
Deutsche Boerse AG	6,082	367,447
Deutsche Lufthansa AG (Registered)	8,159	88,733
Deutsche Post AG (Registered)	27,298	293,917
Deutsche Postbank AG	2,606	41,482
Deutsche Telekom AG (Registered)	83,064	1,033,344
E.ON AG	55,699	1,550,399

Fraport AG	1,613	51,894
Fresenius Medical Care AG & Co. KGaA	6,095	236,992
Fresenius SE	707	26,850
GEA Group AG	5,622	59,938
Hamburger Hafen und Logistik AG	153	3,787
Hannover Rueckversicherung AG (Registered)	1,735	55,334
HeidelbergCement AG	763	25,039
Henkel AG & Co. KGaA	4,406	111,434
Hochtief AG	1,509	57,272
K+S AG	4,607	214,245
Linde AG	4,182	284,174
MAN AG (a)	3,279	143,039
Merck KGaA (a)	2,004	176,872
Metro AG	3,518	116,280
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,048	738,717
Puma AG	163	24,784
Q-Cells SE* (a)	2,210	43,272
RWE AG	13,036	916,502
Salzgitter AG	1,505	84,362
SAP AG	25,150	893,139
Siemens AG (Registered)	25,448	1,457,331
Solarworld AG	2,432	49,917
Suedzucker AG	1,621	31,270
ThyssenKrupp AG	11,168	195,629
TUI AG	6,799	36,361
United Internet AG (Registered)	2,550	21,291
Volkswagen AG	2,592	798,027
Wacker Chemie AG	468	38,955

(Cost $16,370,182)		15,430,512
Greece 0.5%
Alpha Bank AE	14,010	93,693
Coca-Cola Hellenic Bottling Co. SA	6,205	88,512
EFG Eurobank Ergasias	10,985	63,884
Hellenic Petroleum SA	4,312	41,345
Hellenic Telecommunications Organization SA	8,360	125,489
Marfin Investment Group SA*	21,790	79,389
National Bank of Greece SA	15,395	234,202
OPAP SA	6,919	182,840
Piraeus Bank SA	11,528	77,207
Public Power Corp. SA	3,486	63,366
Titan Cement Co. SA	1,949	41,752

(Cost $1,763,979)		1,091,679
Hong Kong 2.3%
ASM Pacific Technology Ltd.	5,000	17,513
Bank of East Asia Ltd.	58,194	112,522
BOC Hong Kong (Holdings) Ltd.	132,000	135,449
Cathay Pacific Airways Ltd.	55,000	55,676
Cheung Kong (Holdings) Ltd.	43,000	370,465
Cheung Kong Infrastructure Holdings Ltd.	10,000	39,938
Chinese Estates Holdings Ltd.	20,143	24,219
CLP Holdings Ltd.	59,774	404,548
Esprit Holdings Ltd.	32,815	169,400
Foxconn International Holdings Ltd.*	78,000	33,108
Genting International PLC*	29,496	10,188

Hang Lung Group Ltd.	25,000	76,544
Hang Lung Properties Ltd.	61,000	144,076
Hang Seng Bank Ltd.	22,400	228,439
Henderson Land Development Co., Ltd.	31,672	120,996
Hong Kong & China Gas Co., Ltd.	131,242	207,633
Hong Kong Aircraft Engineering Co., Ltd.	1,600	13,880
Hong Kong Exchanges & Clearing Ltd.	30,000	282,882
Hongkong Electric Holdings Ltd.	40,500	241,949
Hopewell Highway Infrastructure Ltd. (e)	2,500	1,397
Hopewell Holdings Ltd.	25,000	65,181
Hutchison Telecommunications International Ltd.	42,000	13,111
Hutchison Whampoa Ltd.	62,100	305,773
Hysan Development Co., Ltd.	13,744	23,412
Kerry Properties Ltd.	24,432	58,973
Kingboard Chemical Holdings Ltd.	20,900	43,592
Li & Fung Ltd.	69,120	163,070
Lifestyle International Holdings Ltd.	15,000	11,945
Link (REIT)	67,000	132,480
Mongolia Energy Corp., Ltd.*	108,000	31,130
MTR Corp., Ltd.	51,991	125,464
New World Development Co., Ltd.	87,036	86,840
Noble Group Ltd.	38,400	30,087
NWS Holdings Ltd.	22,000	29,997
Orient Overseas International Ltd.	5,900	14,698
Pacific Basin Shipping Ltd.	41,000	18,872
Shangri-La Asia Ltd.	52,499	60,245
Sino Land Co., Ltd.	49,198	49,281
Sun Hung Kai Properties Ltd.	41,297	370,727
Swire Pacific Ltd. "A"	27,000	180,334
Television Broadcasts Ltd.	9,000	28,744
Wharf Holdings Ltd.	48,864	124,106
Wheelock & Co., Ltd.	26,000	43,752
Wing Hang Bank Ltd.	6,000	28,527
Yue Yuen Industrial (Holdings) Ltd.	21,000	48,245

(Cost $5,195,297)		4,779,408
Ireland 0.4%
Anglo Irish Bank Corp. PLC	26,763	7,716
CRH PLC	20,045	431,146
Elan Corp. PLC*	17,064	116,159
Experian PLC	31,761	198,969
Kerry Group PLC "A"	4,107	83,182
Ryanair Holdings PLC*	10,294	39,615

(Cost $1,424,682)		876,787
Italy 3.2%
A2A SpA	39,812	60,419
ACEA SpA	2,426	29,013
Alleanza Assicurazioni SpA	15,390	86,743
Assicurazioni Generali SpA	30,988	532,069
Atlantia SpA	7,547	114,135
Autogrill SpA	3,093	17,824
Banca Carige SpA	20,481	67,175
Banca Monte dei Paschi di Siena SpA	75,057	104,048
Banca Popolare di Milano Scarl	14,402	71,709
Banco Popolare Societa Cooperativa	22,811	104,912

Bulgari SpA	3,349	14,732
Enel SpA	126,873	608,517
Eni SpA	76,284	1,468,730
EXOR SpA*	2,649	26,713
Fiat SpA	20,802	145,498
Finmeccanica SpA	12,553	156,180
Fondiaria-Sai SpA	2,571	30,103
Intesa Sanpaolo	225,676	620,628
Intesa Sanpaolo (RSP)	34,089	64,348
Italcementi SpA	2,813	28,462
Italcementi SpA (RSP)	2,521	13,318
Lottomatica SpA	2,109	34,724
Luxottica Group SpA	4,890	75,911
Mediaset SpA	23,810	106,368
Mediobanca SpA	15,258	129,686
Mediolanum SpA	6,085	21,048
Parmalat SpA	57,791	119,149
Pirelli & C. SpA	84,527	19,750
Prysmian SpA	3,800	37,837
Saipem SpA	8,167	145,708
Snam Rete Gas SpA	24,268	130,265
Telecom Italia SpA	313,014	401,782
Telecom Italia SpA (RSP)	185,889	189,543
Terna - Rete Elettrica Nationale SpA	38,013	118,417
UniCredit SpA	357,167	591,401
Unione di Banche Italiane ScpA	18,829	207,368
Unipol Gruppo Finanziario SpA	16,413	14,569

(Cost $9,897,747)		6,708,802
Japan 23.8%
ACOM Co., Ltd.	1,170	33,177
Advantest Corp.	5,300	80,302
AEON Co., Ltd.	19,800	129,490
AEON Credit Service Co., Ltd.	2,730	24,799
AEON Mall Co., Ltd.	1,100	14,070
Aioi Insurance Co., Ltd.	11,000	42,536
Aisin Seiki Co., Ltd.	5,600	89,582
Ajinomoto Co., Inc.	21,000	148,148
Alfresa Holdings Corp.	1,000	36,327
All Nippon Airways Co., Ltd.	25,000	97,938
Alps Electric Co., Ltd.	6,000	20,818
Amada Co., Ltd.	15,000	79,054
Aozora Bank Ltd.*	12,000	13,148
Asahi Breweries Ltd.	12,100	145,455
Asahi Glass Co., Ltd.	31,000	165,772
Asahi Kasei Corp.	37,000	133,655
ASICS Corp.	3,000	20,966
Astellas Pharma, Inc.	14,000	431,178
Benesse Corp.	2,200	80,944
Bridgestone Corp.	17,900	258,495
Brother Industries Ltd.	6,000	44,147
Canon Marketing Japan, Inc.	2,000	28,307
Canon, Inc.	31,300	913,011
Casio Computer Co., Ltd.	9,200	65,430
Central Japan Railway Co.	49	275,522

Chubu Electric Power Co., Inc.	20,500	451,059
Chugai Pharmaceutical Co., Ltd.	6,000	101,954
Chugoku Electric Power Co., Inc.	8,600	186,692
Chuo Mitsui Trust Holdings, Inc.	35,100	109,239
Citizen Holdings Co., Ltd.	9,300	37,808
Cosmo Oil Co., Ltd.	14,000	42,057
Credit Saison Co., Ltd.	6,300	62,080
Dai Nippon Printing Co., Ltd.	18,000	166,651
Daicel Chemical Industries Ltd.	6,000	21,643
Daido Steel Co., Ltd.	8,000	20,092
Daihatsu Motor Co., Ltd.	4,000	31,673
Daiichi Sankyo Co., Ltd.	19,700	332,951
Daikin Industries Ltd.	8,200	227,309
Dainippon Ink & Chemical, Inc.	21,000	30,939
Daito Trust Construction Co., Ltd.	3,000	100,564
Daiwa House Industry Co., Ltd.	16,000	130,332
Daiwa Securities Group, Inc.	41,000	181,475
DeNA Co., Ltd.	6	19,565
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	30,895
Denso Corp.	15,100	305,073
DENTSU, Inc.	6,000	92,233
Dowa Holdings Co., Ltd.	9,000	34,085
East Japan Railway Co.	10,000	520,281
Eisai Co., Ltd.	8,000	235,772
Electric Power Development Co., Ltd.	4,700	139,610
Elpida Memory, Inc.*	3,100	21,717
FamilyMart Co., Ltd.	2,300	70,155
FANUC Ltd.	5,600	383,798
Fast Retailing Co., Ltd.	1,500	171,613
Fuji Electric Holdings Co., Ltd.	13,000	15,349
Fuji Heavy Industries Ltd.	14,000	46,586
Fuji Television Network, Inc.	21	23,591
Fujifilm Holdings Corp.	15,200	332,660
Fujitsu Ltd.	58,000	218,190
Fukuoka Financial Group, Inc.	26,000	79,987
Hakuhodo Dy Holdings, Inc.	500	21,519
Hankyu Hanshin Holdings, Inc.	37,200	168,292
Haseko Corp.*	28,000	13,148
Hikari Tsushin, Inc.	500	9,472
Hino Motors Ltd.	6,000	13,258
Hirose Electric Co., Ltd.	900	87,179
Hisamitsu Pharmaceutical Co., Inc.	1,500	46,330
Hitachi Chemical Co., Ltd.	3,400	40,692
Hitachi Construction Machinery Co., Ltd.	2,700	35,600
Hitachi High-Technologies Corp.	1,000	14,166
Hitachi Ltd.	104,000	285,622
Hitachi Metals Ltd.	4,000	28,540
Hokkaido Electric Power Co., Inc.	5,400	108,374
Hokugin Financial Group, Inc.	52,000	95,474
Hokuriku Electric Power Co.	5,000	120,062
Honda Motor Co., Ltd.	48,400	1,158,050
Hoya Corp.	12,800	253,375
IBIDEN Co., Ltd.	4,200	102,836
Idemitsu Kosan Co., Ltd.	900	66,927
IHI Corp.*	50,000	57,434

INPEX Corp.	26	178,999
Isetan Mitsukoshi Holdings Ltd.	12,120	94,003
Isuzu Motors Ltd.	51,000	62,825
ITO EN Ltd. (a)	1,600	19,536
Itochu Corp.	47,000	231,775
Itochu Techno-Solutions Corp.	800	16,569
J. Front Retailing Co., Ltd.	16,000	55,342
JAFCO Co., Ltd.	600	10,841
Japan Airlines Corp.*	19,000	38,516
Japan Petroleum Exploration Co., Ltd.	500	20,009
Japan Prime Realty Investment Corp. (REIT)	10	18,713
Japan Real Estate Investment Corp. (REIT)	15	115,829
Japan Retail Fund Investment Corp. (REIT)	15	57,704
Japan Steel Works Ltd.	12,000	113,023
Japan Tobacco, Inc.	140	373,888
JFE Holdings, Inc.	16,325	360,714
JGC Corp.	7,000	79,545
JS Group Corp.	9,348	104,658
JSR Corp.	7,200	84,893
JTEKT Corp.	7,100	50,219
Jupiter Telecommunications Co., Ltd.	56	37,263
Kajima Corp.	33,000	81,826
Kamigumi Co., Ltd.	6,000	39,841
Kaneka Corp.	8,000	39,337
Kansai Electric Power Co., Inc.	22,400	486,800
Kansai Paint Co., Ltd.	5,000	28,066
Kao Corp.	16,000	313,718
Kawasaki Heavy Industries Ltd. (a)	51,000	102,927
Kawasaki Kisen Kaisha Ltd.	22,000	69,340
KDDI Corp.	90	424,692
Keihin Electric Express Railway Co., Ltd.	12,000	86,501
Keio Corp.	16,000	91,248
Keisei Electric Railway Co., Ltd.	5,000	25,229
Keyence Corp.	1,287	242,019
Kikkoman Corp.	7,000	58,903
Kinden Corp.	6,000	48,753
Kintetsu Corp. (a)	46,900	194,818
Kirin Holdings Co., Ltd.	25,000	266,721
Kobe Steel Ltd.	82,000	106,211
Komatsu Ltd.	27,900	309,479
Konami Corp.	3,600	54,091
Konica Minolta Holdings, Inc.	14,000	121,399
Kubota Corp.	34,000	186,793
Kuraray Co., Ltd.	10,500	90,199
Kurita Water Industries Ltd.	4,400	84,657
Kyocera Corp.	5,000	334,440
Kyowa Hakko Kirin Co., Ltd.	6,910	58,668
Kyushu Electric Power Co., Inc.	11,800	264,133
Lawson, Inc.	1,900	78,355
Leopalace21 Corp.	5,000	29,602
Mabuchi Motor Co., Ltd.	1,200	48,773
Makita Corp.	3,600	81,774
Marubeni Corp.	51,000	158,313
Marui Co., Ltd.	10,400	56,105
Maruichi Steel Tube Ltd.	1,000	21,592

Matsushita Electric Works Ltd.	11,000	80,847
Mazda Motor Corp.	26,000	43,883
Mediceo Paltac Holdings Co., Ltd.	5,100	54,427
Meiji Dairies Corp.	8,000	33,136
Minebea Co., Ltd.	8,000	29,500
Mitsubishi Chemical Holdings Corp.	39,500	136,144
Mitsubishi Corp.	39,700	528,223
Mitsubishi Electric Corp.	60,000	273,096
Mitsubishi Estate Co., Ltd.	34,000	388,111
Mitsubishi Gas Chemical Co., Inc.	16,000	69,095
Mitsubishi Heavy Industries Ltd.	100,000	302,686
Mitsubishi Logistics Corp.	5,000	49,143
Mitsubishi Materials Corp.	43,000	115,947
Mitsubishi Motors Corp.* (a)	123,000	157,410
Mitsubishi Rayon Co., Ltd.	17,000	32,972
Mitsubishi Tanabe Pharma Corp.	8,000	78,840
Mitsubishi UFJ Financial Group, Inc.	322,000	1,581,878
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,450	30,429
Mitsui & Co., Ltd.	51,000	519,209
Mitsui Chemicals, Inc.	24,000	58,927
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	33,827
Mitsui Fudosan Co., Ltd.	26,000	285,190
Mitsui Mining & Smelting Co., Ltd.*	19,000	31,732
Mitsui O.S.K. Lines Ltd.	35,000	173,658
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,778	276,427
Mitsumi Electric Co., Ltd.	2,000	29,245
Mizuho Financial Group, Inc. (a)	278,500	542,140
Mizuho Trust & Banking Co., Ltd.	37,000	34,586
Murata Manufacturing Co., Ltd.	6,600	255,170
Namco Bandai Holdings, Inc.	9,050	90,358
NEC Corp.*	56,000	150,627
NEC Electronics Corp.*	1,800	10,923
NGK Insulators Ltd.	7,000	109,163
NGK Spark Plug Co., Ltd.	6,000	51,204
NHK Spring Co., Ltd.	3,000	10,868
Nidec Corp.	3,200	145,146
Nikon Corp.	10,000	114,336
Nintendo Co., Ltd.	2,900	850,671
Nippon Building Fund, Inc. (REIT)	16	138,421
Nippon Electric Glass Co., Ltd.	14,000	99,428
Nippon Express Co., Ltd.	25,000	78,853
Nippon Meat Packers, Inc.	5,000	52,549
Nippon Mining Holdings, Inc.	32,500	131,132
Nippon Oil Corp.	41,000	204,933
Nippon Paper Group, Inc.	2,900	70,224
Nippon Sheet Glass Co., Ltd.	16,000	40,020
Nippon Steel Corp.	149,000	403,139
Nippon Telegraph & Telephone Corp.	15,300	581,114
Nippon Yusen Kabushiki Kaisha	34,000	132,167
NIPPONKOA Insurance Co., Ltd.	21,000	121,078
Nishi-Nippon City Bank Ltd.	16,000	34,845
Nissan Chemical Industries Ltd.	4,000	33,910
Nissan Motor Co., Ltd.	70,100	253,253
Nisshin Seifun Group, Inc.	5,000	53,850
Nisshin Steel Co., Ltd.	29,000	49,258

Nisshinbo Industries	3,000	28,666
Nissin Foods Holdings Co., Ltd.	2,600	76,357
Nitori Co., Ltd.	700	39,101
Nitto Denko Corp.	4,800	98,560
NOK Corp.	3,300	28,408
Nomura Holdings, Inc.	55,200	278,002
Nomura Real Estate Holdings, Inc.	1,000	15,286
Nomura Real Estate Office Fund, Inc. (REIT)	6	33,592
Nomura Research Institute Ltd.	3,800	59,508
NSK Ltd.	17,000	65,226
NTN Corp.	13,000	36,661
NTT Data Corp.	39	106,927
NTT DoCoMo, Inc.	460	627,628
NTT Urban Development Corp.	25	20,086
Obayashi Corp.	21,000	102,219
OBIC Co., Ltd.	200	25,067
Odakyu Electric Railway Co., Ltd.	19,000	147,746
Oji Paper Co., Ltd.	25,000	102,117
Olympus Corp.	7,000	114,481
Omron Corp.	6,400	75,953
Ono Pharmaceutical Co., Ltd.	3,300	144,601
Onward Kashiyama Co.	4,000	26,162
Oracle Corp.	1,100	41,655
Oriental Land Co., Ltd.	1,800	114,502
ORIX Corp.	3,400	112,077
Osaka Gas Co., Ltd.	61,000	190,272
OSAKA Titanium Technologies Co., Ltd.	400	10,523
Otsuka Corp.	300	11,134
Panasonic Corp.	53,614	589,177
Promise Co., Ltd.	2,700	42,692
Rakuten, Inc.	236	112,845
Resona Holdings, Inc. (a)	15,900	213,596
Ricoh Co., Ltd.	21,000	252,733
ROHM Co., Ltd.	3,100	155,314
Sankyo Co., Ltd.	1,500	64,926
Santen Pharmaceutical Co., Ltd.	2,000	55,767
Sanyo Electric Co., Ltd.*	50,000	74,606
Sapporo Hokuyo Holdings, Inc.*	8,000	22,607
Sapporo Holdings Ltd.	5,000	19,194
SBI Holdings, Inc.	656	68,951
Secom Co., Ltd.	6,500	240,610
Sega Sammy Holdings, Inc.	6,000	52,911
Seiko Epson Corp.	3,300	45,343
Sekisui Chemical Co., Ltd.	14,000	70,148
Sekisui House Ltd.	14,000	107,128
Seven & I Holdings Co., Ltd.	23,900	527,681
Sharp Corp. (a)	31,000	247,783
Shikoku Electric Power Co., Inc.	5,600	149,591
Shimadzu Corp.	6,000	38,748
Shimamura Co., Ltd.	1,000	53,291
Shimano, Inc.	2,500	76,151
Shimizu Corp.	18,000	75,096
Shin-Etsu Chemical Co., Ltd.	12,000	588,978
Shinko Electric Industries Co., Ltd.	1,000	9,659
Shinko Securities Co., Ltd.	12,000	23,603

Shinsei Bank Ltd.*	67,000	68,521
Shionogi & Co., Ltd.	9,000	154,732
Shiseido Co., Ltd.	10,000	146,500
Showa Denko KK	34,000	42,363
Showa Shell Sekiyu KK	5,000	46,008
SMC Corp.	1,800	172,716
Softbank Corp.	22,200	283,533
Sojitz Corp.	36,300	43,185
Sompo Japan Insurance, Inc.	31,000	162,327
Sony Corp.	29,400	602,826
Sony Financial Holdings, Inc.	27	72,300
Square Enix Holdings Co., Ltd.	1,300	24,710
Stanley Electric Co., Ltd.	6,200	69,685
Sumco Corp.	4,600	68,760
Sumitomo Chemical Co., Ltd.	49,000	168,333
Sumitomo Corp.	35,100	305,133
Sumitomo Electric Industries Ltd.	23,200	196,475
Sumitomo Heavy Industries Ltd.	20,000	67,534
Sumitomo Metal Industries Ltd.	120,000	243,976
Sumitomo Metal Mining Co., Ltd.	17,000	164,568
Sumitomo Mitsui Financial Group, Inc.	19,700	694,930
Sumitomo Realty & Development Co., Ltd.	12,000	133,979
Sumitomo Rubber Industries Ltd.	6,600	44,235
Sumitomo Trust & Banking Co., Ltd.	44,000	170,607
Suzuken Co., Ltd.	1,900	49,565
Suzuki Motor Corp.	11,200	187,417
T&D Holdings, Inc.	6,100	146,119
Taiheiyo Cement Corp.	29,000	42,948
Taisei Corp.	29,000	55,422
Taisho Pharmaceutical Co., Ltd.	5,000	93,063
Taiyo Nippon Sanso Corp.	7,000	45,659
Takashimaya Co., Ltd.	12,000	69,204
Takeda Pharmaceutical Co., Ltd.	23,900	828,822
Takefuji Corp.	3,900	18,292
TDK Corp.	3,600	135,922
Teijin Ltd.	30,000	65,437
Terumo Corp.	5,200	193,251
The 77 Bank Ltd.	8,000	39,886
The Bank of Kyoto Ltd.	12,000	102,282
The Bank of Yokohama Ltd.	38,000	163,258
The Chiba Bank Ltd.	22,000	109,738
The Chugoku Bank Ltd.	4,000	51,346
The Furukawa Electric Co., Ltd.	24,000	67,956
The Gunma Bank Ltd.	10,000	54,381
The Hachijuni Bank Ltd.	13,258	77,521
The Hiroshima Bank Ltd.	12,000	45,690
The Iyo Bank Ltd.	6,000	60,912
The Joyo Bank Ltd.	28,000	130,124
The Shizuoka Bank Ltd.	20,000	181,633
The Suruga Bank Ltd.	6,000	49,412
THK Co., Ltd.	3,300	44,909
Tobu Railway Co., Ltd.	28,000	141,983
Toho Co., Ltd.	4,300	60,494
Toho Gas Co., Ltd.	11,000	50,351
Tohoku Electric Power Co., Inc.	12,500	274,546

Tokio Marine Holdings, Inc.	20,000	493,777
Tokuyama Corp.	8,000	51,463
Tokyo Broadcasting System, Inc.	1,800	23,631
Tokyo Electric Power Co., Inc.	35,700	891,169
Tokyo Electron Ltd.	5,300	199,648
Tokyo Gas Co., Ltd.	73,000	254,952
Tokyo Steel Manufacturing Co., Ltd.	4,400	44,308
Tokyo Tatemono Co., Ltd.	12,000	31,413
Tokyu Corp.	39,000	163,535
Tokyu Land Corp.	16,000	44,720
TonenGeneral Sekiyu KK	9,000	87,482
Toppan Printing Co., Ltd.	15,000	102,945
Toray Industries, Inc. (a)	41,000	166,200
Toshiba Corp. (a)	96,000	250,696
Tosoh Corp.	15,000	28,681
TOTO Ltd.	10,000	50,647
Toyo Seikan Kaisha Ltd.	5,000	73,822
Toyo Suisan Kaisha Ltd.	2,000	40,951
Toyoda Gosei Co., Ltd.	1,300	19,913
Toyota Boshoku Corp.	1,400	14,536
Toyota Industries Corp.	5,200	112,107
Toyota Motor Corp.	80,800	2,591,481
Toyota Tsusho Corp.	8,800	85,881
Trend Micro, Inc.	3,000	84,756
Tsumura & Co.	1,400	36,142
Ube Industries Ltd.	29,000	52,554
Unicharm Corp.	1,400	85,302
UNY Co., Ltd.	5,000	39,564
Ushio, Inc.	4,000	56,224
USS Co., Ltd.	800	35,191
West Japan Railway Co.	53	167,464
Yahoo! Japan Corp.	460	121,593
Yakult Honsha Co., Ltd.	3,000	53,347
Yamada Denki Co., Ltd.	2,690	104,648
Yamaguchi Financial Group, Inc.	6,000	56,484
Yamaha Corp.	5,000	49,202
Yamaha Motor Co., Ltd.	7,400	66,609
Yamato Holdings Co., Ltd.	12,000	113,043
Yamato Kogyo Co., Ltd.	800	17,336
Yamazaki Baking Co., Ltd.	5,000	53,495
Yaskawa Electric Corp.	6,000	26,303
Yokogawa Electric Corp.	6,000	24,296

(Cost $59,838,356)		49,686,470
Luxembourg 0.5%
ArcelorMittal	26,957	545,590
Millicom International Cellular SA (SDR)	2,000	75,059
SES (FDR)	9,503	181,338
Tenaris SA (c)	14,644	148,195

(Cost $1,363,265)		950,182
Netherlands 4.3%
Aegon NV	43,388	170,674
Akzo Nobel NV	6,946	263,199
ASML Holding NV (a)	12,637	223,692
Corio NV (REIT) (a)	1,310	54,103

European Aeronautic Defence & Space Co.	10,912	126,955
Fugro NV (CVA)	2,062	65,478
Heineken Holding NV	3,745	91,201
Heineken NV	7,597	216,344
ING Groep NV (CVA)	57,378	320,485
James Hardie Industries NV	11,685	34,266
Koninklijke (Royal) KPN NV	51,132	683,803
Koninklijke (Royal) Philips Electronics NV (a)	29,996	442,751
Koninklijke Ahold NV	34,923	382,334
Koninklijke Boskalis Westminster NV (CVA)	1,619	32,488
Koninklijke DSM NV (a)	4,630	121,672
QIAGEN NV*	5,334	85,476
Randstad Holding NV	3,337	56,641
Reed Elsevier NV	19,459	208,093
Royal Dutch Shell PLC "A"	103,891	2,336,052
Royal Dutch Shell PLC "B"	78,989	1,731,384
SBM Offshore NV	4,602	61,197
SNS Reaal	4,084	14,361
TNT NV	11,760	201,179
Unilever NV (CVA)	47,731	943,610
Wolters Kluwer NV	8,458	137,316

(Cost $10,980,437)		9,004,754
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	32,676
Contact Energy Ltd.	10,746	35,176
Fletcher Building Ltd.	17,031	58,438
Sky City Entertainment Group Ltd.	17,085	27,341
Telecom Corp. of New Zealand Ltd.	68,543	89,369

(Cost $323,363)		243,000
Norway 0.7%
Aker Solutions ASA	5,600	36,223
DnB NOR ASA	26,650	120,631
Norsk Hydro ASA	23,800	90,522
Orkla ASA	24,120	166,785
Renewable Energy Corp. AS* (a)	6,050	52,360
StatoilHydro ASA	37,617	657,506
Telenor ASA	24,600	141,090
Yara International ASA	5,850	128,843

(Cost $1,140,499)		1,393,960
Portugal 0.3%
Banco Comercial Portugues SA (Registered)*	68,071	55,817
Banco Espirito Santo SA (Registered)	8,457	32,935
Brisa	9,843	67,876
CIMPOR - Cimentos de Portugal, SGPS, SA	9,328	46,384
EDP - Energias de Portugal SA	56,695	196,932
Galp Energia, SGPS, SA "B"	5,655	67,507
Jeronimo Martins, SGPS, SA	7,291	35,934
Portugal Telecom, SGPS, SA (Registered)	19,000	147,259
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, SA	5,453	29,062

(Cost $824,761)		679,706
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	39,200	31,489

CapitaLand Ltd.	91,125	140,070
CapitaMall Trust (REIT)	89,870	78,143
City Developments Ltd.	21,000	70,496
ComfortDelGro Corp., Ltd.	80,000	71,585
Cosco Corp., (Singapore) Ltd.	20,000	10,796
DBS Group Holdings Ltd.	53,272	298,710
Fraser & Neave Ltd.	37,488	62,419
Golden Agri-Resources Ltd.	184,080	33,681
Jardine Cycle & Carriage Ltd.	3,604	27,967
Keppel Corp., Ltd.	44,500	148,230
Neptune Orient Lines Ltd.	20,000	15,532
Olam International Ltd.	28,898	27,782
Oversea-Chinese Banking Corp., Ltd.	77,008	245,288
Parkway Holdings Ltd.	27,060	20,660
SembCorp Industries Ltd.	29,449	46,032
SembCorp Marine Ltd.	26,600	31,697
Singapore Airlines Ltd.	17,670	116,266
Singapore Exchange Ltd.	30,000	100,707
Singapore Press Holdings Ltd.	46,758	78,255
Singapore Technologies Engineering Ltd.	39,000	63,131
Singapore Telecommunications Ltd.	247,301	411,654
United Overseas Bank Ltd.	37,448	239,556
UOL Group Ltd.	16,544	20,550
Wilmar International Ltd.	22,000	45,906

(Cost $2,588,981)		2,436,602
Spain 4.2%
Abertis Infraestructuras SA	9,321	145,721
Acciona SA	1,045	107,313
Acerinox SA	5,841	67,780
ACS, Actividades de Construccion y Servicios SA	5,720	237,000
Banco Bilbao Vizcaya Argentaria SA	104,327	847,906
Banco de Sabadell SA	30,609	153,571
Banco de Valencia SA	5,499	45,661
Banco Popular Espanol SA	24,665	155,964
Banco Santander SA	239,430	1,646,240
Bankinter SA	8,017	84,754
Cintra Concesiones de Infraestructuras de Transporte SA	7,873	35,240
Criteria Caixacorp SA	26,933	86,994
EDP Renovaveis SA*	6,039	49,367
Enagas	5,709	80,977
Fomento de Construcciones y Contratas SA	1,296	39,619
Gamesa Corp. Tecnologica SA	6,073	77,913
Gas Natural SDG SA	3,983	54,470
Gas Natural SDG SA (Interim Shares)*	3,983	54,453
Gestevision Telecinco SA	3,997	27,669
Grifols SA	3,866	55,765
Grupo Ferrovial SA	2,461	52,563
Iberdrola Renovables SA*	26,124	108,374
Iberdrola SA	102,600	720,450
Iberia Lineas Aereas de Espana SA	11,243	23,527
Indra Sistemas SA	3,458	66,663
Industria de Diseno Textil SA	6,765	263,130
Mapfre SA	20,984	46,033
Red Electrica Corporacion SA	3,554	138,736

Repsol YPF SA	22,848	394,678
Sacyr Vallehermoso SA	3,525	27,111
Telefonica SA	124,074	2,478,008
Union Fenosa SA	11,404	272,745
Zardoya Otis SA	3,845	70,375

(Cost $8,499,912)		8,716,770
Sweden 2.1%
Alfa Laval AB	10,000	75,816
Assa Abloy AB "B"	9,700	90,766
Atlas Copco AB "A"	22,526	169,163
Atlas Copco AB "B"	13,452	91,377
Electrolux AB "B"	9,285	72,718
Getinge AB "B"	6,728	65,152
Hennes & Mauritz AB "B"	14,950	561,155
Holmen AB "B" (a)	1,900	31,553
Husqvarna AB "B"	12,385	50,060
Husqvarna AB "B" (Subscription Shares)*	6,192	24,860
Investor AB "B" (a)	13,908	176,073
Lundin Petroleum AB*	4,600	24,783
Modern Times Group MTG AB "B"	1,700	29,034
Nordea Bank AB (a)	58,814	293,668
Sandvik AB	31,225	178,859
Scania AB "B"	9,600	78,326
Securitas AB "B"	10,591	77,194
Skandinaviska Enskilda Banken AB "A" (a)	14,392	45,151
Skandinaviska Enskilda Banken AB (Subscription Shares)* (a)	31,662	97,844
Skanska AB "B" (a)	11,700	100,839
SKF AB "B"	13,700	118,497
SSAB Svenskt Stal AB "A" (a)	6,562	55,725
SSAB Svenskt Stal AB "B"	937	7,419
Svenska Cellulosa AB "B" (a)	17,398	132,083
Svenska Handelsbanken AB "A"	15,164	214,403
Swedbank AB "A" (a)	10,800	35,994
Swedish Match AB	9,065	131,049
Tele2 AB "B"	10,300	86,919
Telefonaktiebolaget LM Ericsson "B"	86,868	705,907
TeliaSonera AB (a)	70,030	337,574
Volvo AB "A" (a)	11,100	58,963
Volvo AB "B" (a)	33,700	178,628

(Cost $4,132,351)		4,397,552
Switzerland 8.0%
ABB Ltd. (Registered)	64,468	899,488
Actelion Ltd. (Registered)*	2,742	125,206
Adecco SA (Registered)	3,815	119,354
Aryzta AG*	1,221	28,567
Baloise Holding AG (Registered)	1,529	97,616
Compagnie Financiere Richemont SA "A"	16,187	252,091
Credit Suisse Group AG (Registered)	31,302	949,422
Geberit AG (Registered)	1,370	122,929
Givaudan SA (Registered)	204	105,676
Holcim Ltd. (Registered)	6,130	217,966
Julius Baer Holding AG (Registered)	6,208	152,295
Kuehne & Nagel International AG (Registered)	1,621	94,703
Lindt & Spruengli AG	19	25,415

Lindt & Spruengli AG (Registered)	3	48,771
Logitech International SA (Registered)*	4,867	50,302
Lonza Group AG (Registered)	1,455	143,845
Nestle SA (Registered)	112,621	3,812,163
Nobel Biocare Holding AG	500	8,530
Nobel Biocare Holding AG (Bearer)	4,045	69,075
Novartis AG (Registered)	69,714	2,631,271
Pargesa Holding SA (Bearer)	692	36,752
Roche Holding AG (Genusschein)	20,586	2,826,344
Schindler Holding AG	1,409	66,517
SGS SA (Registered)	138	144,843
Sonova Holding AG (Registered)	1,615	97,663
STMicroelectronics NV	24,790	124,486
Straumann Holding AG (Registered)	150	23,212
Sulzer AG (Registered)	1,210	62,270
Swatch Group AG (Bearer)	1,155	139,200
Swatch Group AG (Registered)	1,800	43,885
Swiss Life Holding AG (Registered)*	1,147	79,706
Swiss Re (Registered)	10,400	169,697
Swisscom AG (Registered)	705	197,799
Syngenta AG (Registered)	2,840	570,944
Synthes, Inc.	1,884	209,626
UBS AG (Registered)*	85,927	816,290
Xstrata PLC	59,121	394,464
Zurich Financial Services AG (Registered)	4,164	657,108

(Cost $15,046,751)		16,615,491
United Kingdom 17.1%
3i Group PLC	13,118	50,870
Admiral Group PLC	5,394	65,776
AMEC PLC	13,043	99,186
Anglo American PLC	38,574	654,001
Antofagasta PLC	12,507	90,270
Associated British Foods PLC	11,446	104,776
AstraZeneca PLC	42,401	1,503,994
Autonomy Corp. PLC*	6,115	114,575
Aviva PLC	82,885	256,258
BAE Systems PLC	103,328	495,783
Balfour Beatty PLC	15,608	73,329
Barclays PLC	252,561	538,786
Berkeley Group Holdings PLC*	3,365	42,702
BG Group PLC	98,324	1,490,316
BHP Billiton PLC	64,667	1,280,347
BP PLC	548,742	3,672,450
British Airways PLC	20,939	42,211
British American Tobacco PLC	55,575	1,286,845
British Land Co. PLC (REIT)	24,969	128,968
British Sky Broadcasting Group PLC	35,332	219,314
BT Group PLC	240,040	268,591
Bunzl PLC	10,766	84,400
Burberry Group PLC	14,663	58,775
Cable & Wireless	73,524	146,935
Cadbury PLC	42,094	317,916
Cairn Energy PLC*	4,342	134,397
Capita Group PLC	18,148	176,412

Carnival PLC	5,033	114,022
Carphone Warehouse Group PLC	10,867	19,576
Centrica PLC	149,469	488,759
Cobham PLC	35,339	87,090
Compass Group PLC	57,226	261,493
Daily Mail & General Trust "A"	8,909	29,858
Diageo PLC	73,303	827,699
Drax Group PLC	11,388	84,249
Eurasian Natural Resources Corp. (d)	10,480	67,658
FirstGroup PLC	18,841	72,177
Friends Provident PLC	73,638	73,301
G4S PLC	42,853	118,601
GlaxoSmithKline PLC	152,289	2,371,231
Hammerson PLC	24,266	89,164
Hays PLC	48,724	50,676
Home Retail Group PLC	28,789	92,160
HSBC Holdings PLC	354,685	2,007,875
ICAP PLC	18,409	80,194
IMI PLC	11,801	45,844
Imperial Tobacco Group PLC	29,776	668,723
InterContinental Hotel Group PLC	10,738	81,645
International Power PLC	44,500	133,373
Invensys PLC*	24,603	58,771
Investec PLC	11,827	49,456
ITV PLC	130,916	35,471
J Sainsbury PLC	32,526	145,860
Johnson Matthey PLC	6,290	94,801
Kazakhmys PLC	6,659	35,493
Kingfisher PLC	73,210	156,887
Ladbrokes PLC	18,509	48,410
Land Securities Group PLC (REIT)	23,440	146,747
Legal & General Group PLC	183,688	114,263
Liberty International PLC (REIT) (a)	8,316	46,120
Lloyds Banking Group PLC	304,535	312,175
Logica PLC	50,547	46,193
London Stock Exchange Group PLC	5,196	42,188
Lonmin PLC	3,624	73,793
Man Group PLC	52,821	165,802
Marks & Spencer Group PLC	48,893	206,286
Meggitt PLC	19,017	34,986
National Grid PLC	71,150	547,023
Next PLC	7,135	134,556
Old Mutual PLC	171,616	128,041
Pearson PLC	25,078	251,791
Prudential PLC	77,253	372,255
Reckitt Benckiser Group PLC	17,642	663,957
Reed Elsevier PLC	34,016	244,090
Rexam PLC	20,867	80,651
Rio Tinto PLC	29,248	979,353
Rolls-Royce Group PLC	56,814	239,574
Royal & Sun Alliance Insurance Group PLC	97,276	181,691
Royal Bank of Scotland Group PLC	567,633	201,942
SABMiller PLC	28,190	420,333
Schroders PLC	3,819	43,388
Scottish & Southern Energy PLC	27,141	431,048

Segro PLC (REIT)	13,604	4,481
Serco Group PLC	16,202	85,010
Severn Trent PLC	7,488	106,182
Shire PLC	16,409	200,166
Smith & Nephew PLC	27,412	169,448
Smiths Group PLC	12,028	115,210
Stagecoach Group PLC	12,780	21,857
Standard Chartered PLC	55,416	687,406
Standard Life PLC	71,788	171,203
Tate & Lyle PLC	15,030	56,104
Tesco PLC	230,351	1,102,454
The Sage Group PLC	40,586	98,352
Thomas Cook Group PLC	15,210	52,298
Thomson Reuters PLC	5,289	118,491
Tomkins PLC	28,347	49,207
Tui Travel PLC	14,230	46,743
Tullow Oil PLC	22,475	258,350
Unilever PLC	37,606	712,755
United Business Media Ltd.	7,221	44,144
United Utilities Group PLC	19,968	138,341
Vedanta Resources PLC	4,718	45,606
Vodafone Group PLC	1,537,458	2,685,944
Whitbread PLC	6,446	72,744
William Morrison Supermarkets PLC	75,363	275,882
Wolseley PLC*	20,528	67,939
WPP PLC	34,540	194,222

(Cost $48,309,775)		35,577,485

Total Common Stocks (Cost $233,048,808)		199,879,583
Warrants 0.0%
Japan
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	9,000	1,498
Preferred Stocks 0.4%
Germany 0.4%
Fresenius SE	2,361	108,499
Henkel AG & Co. KGaA	6,141	166,951
Porsche Automobil Holding SE	3,155	148,562
RWE AG	1,157	72,117
Volkswagen AG	3,777	217,780

(Cost $868,258)		713,909
Italy 0.0%
Unipol Gruppo Finanziario SpA (Cost $82,387)	27,828	16,515

Total Preferred Stocks (Cost $950,645)		730,424
Rights 0.2%
Belgium 0.0%
Fortis, Expiration Date 7/4/2014* (Cost $0)	80,556	0
Finland 0.0%
Pohjola Bank PLC, Expiration Date 4/24/2009* (Cost $7,646)	2,300	3,125

Portugal 0.0%
Banco Espirito Santo SA, Expiration Date 4/7/2009* (Cost $41,387)	8,457	13,483
Spain 0.0%
Mapfre SA, Expiration Date 4/1/2009* (Cost $610)	20,984	279
Sweden 0.0%
Nordea Bank AB, Expiration Date 4/3/2009* (Cost $83,806)	712,954	81,536
United Kingdom 0.2%
HSBC Holdings PLC, Expiration Date 4/3/2009*	147,786	298,992
Royal Bank of Scotland Group PLC, Expiration Date 4/6/2009*	243,271	0
Segro PLC (REIT), Expiration Date 4/6/2009*	163,248	11,243

(Cost $549,732)		310,235

Total Rights (Cost $683,181)		408,658
Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.78% (f) (g) (Cost $5,431,218)	5,431,218	5,431,218
Cash Equivalents 1.4%
Cash Management QP Trust, 0.53% (f) (Cost $2,954,400)	2,954,400	2,954,400
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $243,068,252) †	100.5	209,405,781
Other Assets and Liabilities, Net	(0.5)	(971,001)

Net Assets	100.0	208,434,780

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $250,433,782. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $41,028,001. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,595,976 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $74,623,977.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $5,259,588 which is 2.5% of net assets.
(b)		Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)		Security is listed in country of domicile. Significant business activities of company are in Argentina.
(d)		Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.
(e)		Security is listed in country of domicile. Significant business activities of company are in China.
(f)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
VVPR: Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	6/18/2009	7	427,801	433,933	6,132
DJ Euro Stoxx 50 Index	6/19/2009	112	2,917,347	2,965,648	48,301
FTSE 100 Index	6/19/2009	31	1,697,666	1,728,062	30,396
TOPIX Index	6/12/2009	19	1,482,377	1,491,438	9,061
Total unrealized appreciation					93,890

At March 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	92,266	AUD	134,802	6/17/2009	994
USD	1,083,000	EUR	838,559	6/17/2009	31,222
USD	200,000	EUR	150,552	6/17/2009	44
USD	63,885	GBP	45,594	6/17/2009	1,554
USD	170,000	GBP	118,572	6/17/2009	179
USD	590,000	GBP	411,608	6/17/2009	754
AUD	200,472	USD	140,000	6/17/2009	1,307
EUR	29,554	USD	40,075	6/17/2009	806
EUR	43,867	USD	59,422	6/17/2009	1,135
HKD	697,146	USD	90,000	6/17/2009	9
JPY	7,742,762	USD	79,329	6/17/2009	1,010
JPY	7,462,570	USD	76,496	6/17/2009	1,011
JPY	18,700,104	USD	190,000	6/17/2009	847
Total unrealized appreciation					40,872

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	1,330,000	EUR	970,902	6/17/2009	(39,930)
USD	190,000	EUR	142,908	6/17/2009	(113)
USD	570,000	GBP	391,537	6/17/2009	(8,053)
USD	594,119	JPY	56,863,125	6/17/2009	(18,943)
HKD	170,449	USD	22,000	6/17/2009	(3)
Total unrealized depreciation					(67,042)

Currency Abbreviations
AUD	Australian Dollar		HKD	Hong Kong Dollar
EUR	Euro		JPY	Japanese Yen
GBP	British Pound		USD	United States Dollar

At March 31, 2009, the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common, Preferred Stocks, Rights & Warrants
Financials	42,751,050	21.2%
Industrials	23,671,974	11.8%
Consumer Staples	20,923,482	10.4%
Consumer Discretionary	20,767,872	10.3%
Health Care	18,861,799	9.4%
Energy	18,244,954	9.1%
Materials	17,549,762	8.7%
Utilities	14,009,256	7.0%
Telecommunication Services	13,407,779	6.7%
Information Technology	10,832,235	5.4%
Total	201,020,163	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 5,839,877	$ 93,890
Level 2	203,529,981	(26,170)
Level 3	35,923	-
Total	$ 209,405,781	$ 67,720

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 368,932
Total realized gain (loss)	3,158
Change in unrealized appreciation (depreciation)	(14,130)
Amortization premium/discount	-
Net purchases (sales)	(2,629)
Net transfers in (out) of Level 3	(319,408)
Balance as of March 31, 2009	$ 35,923
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ 430

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ -	$ -
Foreign Exchange Contracts	$ -	$ (26,170)
Credit Contracts	$ -	$ -
Equity Contracts	$ 93,890	$ -
Commodity Contracts	$ -	$ -
Other Contracts	$ -	$ -

Futures. The Fund is subject to equity risk. The Fund invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009